Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Net income	$ 304,219		$ 64,282	$ 806,626
Weighted-average shares outstanding-Basic and diluted	334,177,215		623,600,000	566,567,213
Earnings per share-Basic and diluted	$ 0.0009		$ 0.0001	$ 0.0014
Predecessor [Member]
Net income		$ 52,158
Weighted-average shares outstanding-Basic and diluted		51,050
Earnings per share-Basic and diluted		$ 1.0217